employee future benefits - Defined benefit pension plans expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Defined benefit pension plan expense (recovery)
Total	$ 102	$ 78
Pension plans
Defined benefit pension plan expense (recovery)
Discount rate used to determine defined benefit obligations	2.50%	3.10%
Pension plans | Pension plan
Defined benefit pension plan expense (recovery)
Current service cost	$ 92	$ 72
Past service costs	3
Interest expense arising from defined benefit obligations accrued	297	335
Return, including interest income, on plan assets	(765)	(752)
Interest effect on asset ceiling limit	4	10
Total	(464)	(407)
Administrative fees	7	6
Re-measurements arising from demographic assumptions	67	20
Re-measurements arising from financial assumptions	836	984
Total	903	1,004
Changes in the effect of limiting net defined benefit assets to the asset ceiling	(2)	(152)
Total	539	523
Pension plans | Pension plan | Employee benefits expense
Defined benefit pension plan expense (recovery)
Current service cost	92	72
Past service cost	3
Administrative fees	7	6
Total	102	78
Pension plans | Pension plan | Financing costs
Defined benefit pension plan expense (recovery)
Interest expense arising from defined benefit obligations accrued	297	335
Return, including interest income, on plan assets	(285)	(344)
Interest effect on asset ceiling limit	4	10
Total	16	1
Total	16	1
Pension plans | Pension plan | Other comprehensive income
Defined benefit pension plan expense (recovery)
Return, including interest income, on plan assets	(480)	(408)
Total	(480)	(408)
Re-measurements arising from demographic assumptions	67	20
Re-measurements arising from financial assumptions	836	984
Total	903	1,004
Changes in the effect of limiting net defined benefit assets to the asset ceiling	(2)	(152)
Defined benefit pension plan expense (recovery)	$ 421	$ 444